Summary of TSYS Equity Investments (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Schedule of Equity Method Investments [Line Items]
Equity investments	$ 94,133	$ 87,764
CUP Data
Schedule of Equity Method Investments [Line Items]
Equity investments	86,549	79,859
TSYS de Mexico
Schedule of Equity Method Investments [Line Items]
Equity investments	$ 7,584	$ 7,905